Consolidated Balance Sheets		Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Current assets
Cash		$ 871,912	$ 6,810,418	$ 12,063,731
Accounts receivable, net		330,240	2,579,475	1,133,370
Prepaid expenses and other current assets		47,516	371,143	346,064
Investment at fair value		44,023	343,862	1,979,268
Total current assets		1,293,691	10,104,898	15,522,433
Non-current assets
Property and equipment, net		4,674	36,511	123,305
Intangible assets, net		1,963,486	15,336,589	13,564,772
Operating lease right-of-use assets		378,639	2,957,515	1,730,717
Long term deposit		55,304	431,972	479,076
Deferred initial public offering (“IPO”) costs		638,125	4,984,334	3,119,900
Total assets		4,333,919	33,851,819	34,540,203
Current liabilities
Accrued expenses and other current liabilities		228,177	1,782,265	1,844,246
Current portion of bank borrowings		494,674	3,863,852	3,701,162
Contract liabilities		591,441	4,619,690	4,199,173
Current portion of operating lease liabilities		178,318	1,392,826	1,624,066
Tax payable		27,843	217,478	229,355
Total current liabilities		1,559,643	12,182,221	11,904,112
Non-current liabilities
Bank borrowings, non-current		776,211	6,062,904	9,919,236
Operating lease liabilities, non-current		201,040	1,570,307	138,289
Deferred tax liabilities		293,558	2,292,955	2,152,668
Total liabilities		2,830,452	22,108,387	24,114,305
COMMITMENTS AND CONTINGENCIES (Note 14)
Shareholders’ equity
Ordinary shares, authorized to issue an unlimited number of Ordinary Shares of no par value, 11,585,000 shares issued and outstanding as of December 31, 2022 and 2023	[1]	500	3,900	3,900
Additional paid-in capital		261,478	2,042,379	2,042,379
Retained earnings		1,251,910	9,778,545	8,478,877
Accumulated other comprehensive loss		(10,421)	(81,392)	(99,258)
Total shareholders’ equity		1,503,467	11,743,432	10,425,898
Total liabilities and shareholders’ equity		4,333,919	33,851,819	34,540,203
Related Party [Member]
Current liabilities
Amounts due to a related party		$ 39,190	$ 306,110	$ 306,110

[1]	Giving retroactive effect to the 1 for 231.7 share split effected on August 11, 2023.